Recoverable taxes - Schedule of estimated recovery of ICMS credits (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 5,403,241	R$ 4,690,277
ICMS [member]
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	1,394,916	R$ 1,416,708
ICMS [member] | Up to 1 year
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	384,458
ICMS [member] | 1 to 2 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	462,422
ICMS [member] | 2 to 3 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	304,872
ICMS [member] | From 3 to 5 Years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	208,721
ICMS [member] | Above 5 years
Disclosure of estimated recovery of ICMS credits [line items]
Total recoverable ICMS, net of provision	R$ 34,443